Financial Assets and Financial Liabilities_The Maximum Exposure To Loss From Its Continuing Involvement In The Derecognized Financial Assets(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	₩ 47,272	[1]	₩ 78,240	[2]
Fair value of continuing involvement	47,275	[1]	78,303	[2]
Recovered Portion In Excess Of The Consideration Paid Attributable To Adjustments Based On Agreement For Non Performing Loans	2,989	[1]	4,394	[2]
AP 4D ABS Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Gain Loss Of Derecognised Financial Assets At Date Of Transfer			6,705
Subordinate debt | EAKABSCoLtd Member [Member]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position			7
Fair value of continuing involvement			7
Subordinate debt | APABSFirstCoLtd Member [Member]
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position			1,393
Fair value of continuing involvement			1,393
Subordinate debt | Discovery ABS Second Co., Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	6,022		6,876
Fair value of continuing involvement	6,022		6,876
Subordinate debt | EAK ABS Second Co., Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	5,339		12,302
Fair value of continuing involvement	5,339		12,302
Subordinate debt | FK1411 Co., Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	9,601		15,212
Fair value of continuing involvement	9,601		15,212
Subordinate debt | AP 3B ABS Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	9,902		14,374
Fair value of continuing involvement	9,902		14,374
Subordinate debt | AP 4D ABS Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	14,160		14,450	[3]
Fair value of continuing involvement	14,160		14,450	[3]
Senior debt | AP 4D ABS Ltd.
Disclosure Of Continuing Involvement In Derecognised Financial Assets Line Items [Line Items]
Carrying amount of continuing involvement in statement of financial position	2,248		13,626	[3]
Fair value of continuing involvement	₩ 2,251		₩ 13,689	[3]

[1]	In addition to the above, the recovered portion in excess of the consideration paid attributable to adjustments based on the agreement with the National Happiness Fund for non-performing loans amounts to ￦2,989 million as of December 31, 2017.
[2]	In addition to the above, the recovered portion in excess of the consideration paid attributable to adjustments based on the agreement with the National Happiness Fund for non-performing loans amounts to ￦4,394 million during 2016.
[3]	Recognized net gain from transferring loans to the SPEs amounts to ￦6,705?million.